N-2	Mar. 05, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001508655
Amendment Flag	false
Securities Act File Number	001-36364
Document Type	8-K
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
On March 5, 2024, Sixth Street Specialty Lending, Inc. (the “Company”) issued 4,000,000 shares (the “Shares”) of the Company’s common stock, par value $0.01 per share (“Common Stock”), pursuant to an Underwriting Agreement, dated February 29, 2024 (the “Underwriting Agreement”), among the Company, Street Specialty Lending Advisers, LLC (the “Adviser”) and Morgan Stanley & Co. LLC, as representative of the several underwriters named on Schedule 1 thereto (collectively, the “Underwriters”). In addition, under the terms of the Underwriting Agreement, the Company granted the Underwriters an option to purchase an additional 600,000 shares of Common Stock, exercisable for 30 days from the date of the Underwriting Agreement.

Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Held [Shares]	4,000,000